SECURITIES (Tables)	12 Months Ended
Dec. 31, 2015
Securities [Abstract]
Summary of Amortized Cost and Estimated Fair Value of Available-For-Sale Securities and Held-to-Maturity Securities
A summary of the amortized cost and estimated fair value of available-for-sale securities and held-to- maturity securities at December 31, 2015 and 2014, follows:

	December 31, 2015
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale securities:
Obligations of U.S. Government agencies	$19,479,107	$144,408	$12,565	$19,610,950
Tax-exempt and taxable obligations of states and municipal subdivisions	95,631,123	2,361,599	103,391	97,889,331
Mortgage-backed securities	98,222,658	1,127,562	425,100	98,925,120
Corporate obligations	23,494,670	62,408	1,210,996	22,346,082
Other	1,255,483	-	294,540	960,943
	$238,083,041	$3,695,977	$2,046,592	$239,732,426
Held-to-maturity securities:
Mortgage-backed securities	$1,092,120	$15,712	$-	$1,107,832
Taxable obligations of states and municipal subdivisions	6,000,000	1,440,000	-	7,440,000
	$7,092,120	$1,455,712	$-	$8,547,832

	December 31, 2014
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale securities:
Obligations of U.S. Government agencies	$27,225,335	$199,851	$53,550	$27,371,636
Tax-exempt and taxable obligations of states and municipal subdivisions	101,873,361	2,896,657	187,598	104,582,420
Mortgage-backed securities	91,697,199	1,579,218	240,805	93,035,612
Corporate obligations	29,952,502	140,556	1,307,782	28,785,276
Other	1,255,483	-	283,981	971,502
	$252,003,880	$4,816,282	$2,073,716	$254,746,446
Held-to-maturity securities:
Mortgage-backed securities	$2,192,741	$20,875	$-	$2,213,616
Taxable obligations of states and municipal subdivisions	6,000,000	1,780,200	-	7,780,200
	$8,192,741	$1,801,075	$-	$9,993,816

Maturities of Securities
The scheduled maturities of securities at December 31, 2015, were as follows:

	Available-for-Sale		Held-to-Maturity
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

Due less than one year	$22,350,096	$22,429,139	$-	$-
Due after one year through five years	59,279,860	59,825,406	-	-
Due after five years through ten years	41,007,663	42,484,543	6,000,000	7,440,000
Due after ten years	17,222,764	16,068,218	-	-
Mortgage-backed securities	98,222,658	98,925,120	1,092,120	1,107,832
	$238,083,041	$239,732,426	$7,092,120	$8,547,832

Securities Classified as Available-for-Sale with Unrealized Losses
The details concerning securities classified as available-for-sale with unrealized losses as of December 31, 2015 and 2014, were as follows:

	2015
	Losses < 12 Months		Losses 12 Months or >		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Obligations of U.S. government agencies	$4,975,580	$12,565	$-	$-	$4,975,580	$12,565
Tax-exempt and taxable obligations of states and municipal subdivisions	12,762,528	50,055	3,049,129	53,336	15,811,657	103,391
Mortgage-backed securities	36,024,587	370,514	2,507,036	54,586	38,531,623	425,100
Corporate obligations	8,531,765	28,627	3,144,333	1,182,369	11,676,098	1,210,996
Other	-	-	960,943	294,540	960,943	294,540
	$62,294,460	$461,761	$9,661,441	$1,584,831	$71,955,901	$2,046,592

	2014
	Losses < 12 Months		Losses 12 Months or >		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Obligations of U.S. government agencies	$5,510,325	$16,481	$3,451,215	$37,069	$8,961,540	$53,550
Tax-exempt and taxable obligations of states and municipal subdivisions	9,191,726	28,694	10,667,122	158,904	19,858,848	187,598
Mortgage-backed securities	156,589	5,207	19,319,269	235,598	19,475,858	240,805
Corporate obligations	6,910,425	32,096	6,580,925	1,275,686	13,491,350	1,307,782
Other	-	-	971,502	283,981	971,502	283,981
	$21,769,065	$82,478	$40,990,033	$1,991,238	$62,759,098	$2,073,716